Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2012
Registrant Name	dei_EntityRegistrantName	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Central Index Key	dei_EntityCentralIndexKey	0000063090
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
Prospectus Date	rr_ProspectusDate	Mar 29, 2012

MASSACHUSETTS INVESTORS GROWTH STOCK FUND (Prospectus Summary): | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Massachusetts Investors Growth Stock Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

Massachusetts Investors Growth Stock

Fund

The class ticker symbol chart on the cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MIGFX
Class B	MIGBX
Class C	MIGDX
Class I	MGTIX
Class 529A	EISTX
Class 529B	EMIVX
Class 529C	EMICX
Class R1	MIGMX
Class R2	MIRGX
Class R3	MIGHX
Class R4	MIGKX
Class R5	MIGNX

The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was 14.57%. During the period(s) shown in the bar chart, the highest quarterly return was 16.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (23.72)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MASSACHUSETTS INVESTORS GROWTH STOCK FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(3.42%)	1.64%	1.54%
C	C Shares Returns Before Taxes	(0.42%)	2.02%	1.40%
I	I Shares Returns Before Taxes	1.58%	3.04%	2.42%
529A	529A Shares Returns Before Taxes	(4.59%)	1.35%	1.27%
529B	529B Shares Returns Before Taxes	(3.48%)	1.49%	1.35%
529C	529C Shares Returns Before Taxes	(0.48%)	1.89%	1.21%
R1	R1 Shares Returns Before Taxes	0.59%	1.99%	1.29%
R2	R2 Shares Returns Before Taxes	1.07%	2.49%	1.79%
R3	R3 Shares Returns Before Taxes	1.33%	2.73%	2.07%
R4	R4 Shares Returns Before Taxes	1.60%	3.01%	2.36%
R5	R5 Shares Returns Before Taxes	1.58%	3.04%	2.42%
A	A Shares Returns Before Taxes	(4.50%)	1.49%	1.47%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(4.59%)	1.41%	1.43%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.82%)	1.26%	1.26%
Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 1000 Growth Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 1000 Growth Index	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (Prospectus Summary): | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Massachusetts Investors Growth Stock Fund
Supplement Text	ck0000063090_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

Massachusetts Investors Growth Stock

Fund

The class ticker symbol chart on the cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MIGFX
Class B	MIGBX
Class C	MIGDX
Class I	MGTIX
Class 529A	EISTX
Class 529B	EMIVX
Class 529C	EMICX
Class R1	MIGMX
Class R2	MIRGX
Class R3	MIGHX
Class R4	MIGKX
Class R5	MIGNX

The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2012 was 14.57%. During the period(s) shown in the bar chart, the highest quarterly return was 16.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (23.72)% (for the calendar quarter ended December 31, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGFX
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.57%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Annual Return 2002	rr_AnnualReturn2002	(28.39%)
Annual Return 2005	rr_AnnualReturn2005	3.88%
Annual Return 2004	rr_AnnualReturn2004	9.63%
Annual Return 2003	rr_AnnualReturn2003	22.64%
Annual Return 2008	rr_AnnualReturn2008	(36.95%)
Annual Return 2007	rr_AnnualReturn2007	11.50%
Annual Return 2006	rr_AnnualReturn2006	7.48%
Annual Return 2011	rr_AnnualReturn2011	1.32%
Annual Return 2010	rr_AnnualReturn2010	14.18%
Annual Return 2009	rr_AnnualReturn2009	40.49%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.47%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.43%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.26%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGBX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.54%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGDX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.40%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGTIX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EISTX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.27%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMIVX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.35%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMICX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.21%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGMX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.29%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRGX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.79%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGHX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGKX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.36%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGNX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 1000 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%